Summary of Significant Accounting Policies (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 30, 2024	Aug. 16, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Federal exercises tax				21.00%	21.00%
Deferred Offering Costs				$ 6,000,000	$ 0
Stock Issued During Period, Shares, Purchase of Assets	40,000,000
Share Price	$ 1.24
Updated Share Price	$ 1.58
Denali Capital Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maturity date			185 days	185 days
Interest on bank deposit accounts			3.50%	3.50%
Federal exercises tax		1.00%
Exempt percent		1.00%
Federal depository insurance coverage (in Dollars)			$ 250,000	$ 250,000
Denali Capital Acquisition Corp [Member] | Public Warrants [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants outstanding			8,250,000	8,250,000
Denali Capital Acquisition Corp [Member] | Private Placement Warrants [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants outstanding			510,000	510,000
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares subject to possible redemption			43,739	751,837	4,537,829
Denali Capital Acquisition Corp [Member] | Over-Allotment Option [Member] | Founder Shares [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Aggregate forfeited shares			93,750